PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 9,401
Balance, end of the year	11,085	$ 9,401
Right-of-use assets	304	305
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	9,050	5,723
Additions	540	203
Disposals	(169)	(47)
Foreign currency translation	153	(363)
Manager Reorganization	0	3,298
Acquisition of Foreign Investments	945	0
Impact of deconsolidation due to loss of control and other	(33)	236
Balance, end of the year	10,486	9,050
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	1,376	763
Revaluation gains, net	647	634
Disposals	(37)	(1)
Foreign currency translation	45	(49)
Impact of deconsolidation due to loss of control and other	(4)	29
Balance, end of the year	2,027	1,376
Accumulated fair value changes: | FVTOCI
Reconciliation of changes in property, plant and equipment [abstract]
Revaluation gains, net	704	727
Accumulated fair value changes: | FVTPL
Reconciliation of changes in property, plant and equipment [abstract]
Revaluation gains, net	(57)	(93)
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(1,025)	(863)
Disposals	37	44
Depreciation	411	279
Foreign currency translation	(37)	76
Impact of deconsolidation due to loss of control and other	8	(3)
Balance, end of the year	$ (1,428)	$ (1,025)